Accounts receivable, unbilled revenue (contract assets) and payments on account (contract liabilities) - Revenue Remaining Performance Obligations (Details) $ in Billions	6 Months Ended
Jun. 30, 2019 USD ($)
Contracts Receivable [Abstract]
Revenue, remaining performance obligation	$ 5.6
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2019-07-01
Contracts Receivable [Abstract]
Revenue, remaining performance obligation, percent	40.00%
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue, remaining performance obligation, expected timing of satisfaction, period	1 year